Share-Based Compensation - Schedule of Valuation Assumptions (Details) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
Expected term (in years)	6 years 25 days	6 years 29 days	6 years 25 days	5 years 11 months 4 days
Expected volatility	66.90%	66.90%	67.20%	66.00%
Risk-free interest rate	0.96%	0.39%	0.91%	0.43%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares (in shares)	$ 34.83	$ 17.00	$ 37.65	$ 10.30